Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Share - Based Awards

	Restricted Stock Units
	Number of Units
	Management	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2017	62,500	$19.36	n/a

Granted in 2017	—	—	n/a
Unvested as at December 31, 2017	62,500	$19.36	n/a
Granted on January 8, 2018	25,000	9.28	n/a
Granted on March 1, 2018	25,000	9.04	n/a
Vested on November 15, 2018	(112,500)	n/a	7.92
Unvested as at December 31, 2018	—	$—	—
Granted on January 1, 2019	1,359,375	3.79	n/a

Unvested as at December 31, 2019	1,359,375	$3.79	n/a